First Trust NASDAQ Technology Dividend Index Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust NASDAQ Technology Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ Technology Dividend Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust NASDAQ Technology Dividend Index Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		First Trust NASDAQ Technology Dividend Index Fund
Management Fees		0.50%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses		none
Total Annual Fund Operating Expenses		0.50%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before January 31, 2014.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until January 31, 2014. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following January 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
First Trust NASDAQ Technology Dividend Index Fund	51	206	384	899

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period August 13, 2012 (inception) through September 30, 2012, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks and/or depositary receipts included in the Index.

The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust Advisors L.P. ("First Trust" or the "Advisor"), the Fund's investment advisor, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is owned and was developed by NASDAQ(R) (the "Index Provider"). The Index is calculated and maintained by the Index Provider. The Index includes up to 100 Technology and Telecommunications companies that pay a regular or common dividend. To be selected for the Index, a company must be classified as a Technology or Telecommunications company under the Industry Classification Benchmark ("ICB") and have a minimum market capitalization of $500 million. International securities in the Index are U.S.-listed securities of non-U.S. companies, some of which may be located in emerging markets. At each quarter, the Index is rebalanced such that the Technology securities are given a collective weight of 80% and the Telecommunications securities are given a collective weight of 20%.

The Index employs a modified market cap weighting methodology in which larger companies receive a larger index weighting. The index weighting methodology includes caps to prevent high concentrations among larger stocks. This methodology is applied to the dividend value of each Index security. The dividend value is calculated by multiplying dividends paid per share within the past 12 months by the current shares outstanding. At each quarter, the Index is rebalanced such that the Technology securities are given a collective weight of 80% and the Telecommunications securities are given a collective weight of 20%.

The Index Provider evaluates the Index components semi-annually in March and September for eligibility, based on January and July month-end data. Eligible components for the Index are identified as such using the eligibility criteria set forth in this Prospectus under "Index Information." The Index is rebalanced quarterly in March, June, September and December. Rebalancing is effective as of the market close of the third Friday in March, June, September and December. As of December 31, 2012, the Index was comprised of 74 securities.

The Fund intends to invest entirely in securities included in the Index, however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invest in certain securities included in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in the Technology and/or Telecommunications sectors, if the Index is so concentrated. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

INDEX CORRELATION RISK. You should anticipate that the value of Fund Shares will decline more or less in correlation with any decline in the value of the Fund's Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

TECHNOLOGY SECTOR RISK. The Fund invests in the securities of companies in the technology sector. General risks of technology companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

TELECOMMUNICATIONS SECTOR RISK. The Fund invests in companies in the telecommunications sector. Telecommunications companies are subject to risks, such as: a market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

SMALLER COMPANY RISK. The Fund invests in small and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

Multi-Asset Diversified Income Index Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The Multi-Asset Diversified Income Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the NASDAQ Multi-Asset Diversified Income Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Multi-Asset Diversified Income Index Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Multi-Asset Diversified Income Index Fund
Management Fees		0.60%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses		none
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[2]	0.62%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before January 31, 2014.
[2]	The Advisor is paid an annual unitary management fee of 0.60% of the Fund's average daily net assets and is responsible for the Fund's expenses including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, acquired fund fees and extraordinary expenses.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until January 31, 2014. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following January 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Multi-Asset Diversified Income Index Fund	63	244	449	1,041

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period August 13, 2012 (inception) through September 30, 2012, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks and/or depositary receipts (25%), real estate investment trusts ("REITs") (20%), preferred securities (20%), master limited partnerships ("MLPs") (20%) and an exchange-traded fund ("ETF") (15%) that comprise the Index (each an "Index Segment"). The percentages provided above reflect the approximate percentages of each of the Index Segments included in the Index as of each quarterly rebalance. The percentages will vary from these amounts between rebalances of the Index.

The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust Advisors L.P. ("First Trust" or the "Advisor"), the Fund's investment advisor, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is owned and was developed by NASDAQ(R) (the "Index Provider"). The Index Provider also calculates and maintains the Index. The Index is designed to provide access to a diversified portfolio of small, mid and large capitalization income producing securities, which are composed of domestic and international dividend-paying stocks, REITs, oil and gas or basic materials MLPs, U.S.-listed preferred securities and an index-based ETF that invests in high yield or "junk" bonds. International securities included in the index are U.S.-listed securities of non-U.S. companies, some of which may be located in emerging markets.

The Index employs a modified market cap weighting methodology which assigns a pre-set weight to the five Index Segments at each quarterly rebalance. Each Index Segment has a set of separate and distinct eligibility rules and weighting procedures as described in this prospectus under "Index Information."

The Index Provider evaluates the Index components quarterly in March, June, September and December of each year for eligibility, using market data through the end of January, April, July and October, respectively. Eligible components for the Index are identified as such using the eligibility criteria set forth in this Prospectus under "Index Information." The Index is rebalanced quarterly. Rebalancing is effective as of the market close of the third Friday in March, June, September and December. The reference dates for the data used in the rebalancing are at the close of trading on the last trading day in January, April, July and October, respectively. As of December 31, 2012, the Index was comprised of 124 securities.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invest in certain securities included in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund, Shares of the Fund or securities in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall security values could decline generally or could underperform other investments.

MLP RISK. An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that a MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP

REIT INVESTMENT RISK. The Fund invests in REITs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

INTEREST RATE RISK. The Fund is subject to interest rate risk. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

Rising interest rates could adversely impact the financial performance of MLPs. Rising interest rates may increase an MLP's cost of capital, which would increase operating costs and may reduce an MLP's ability to execute acquisitions or expansion projects in a cost-effective manner. Rising interest rates may also impact the price of MLP units as the yields on alternative investments increase.

ETF RISK. ETFs are often index funds and are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

HIGH YIELD SECURITIES RISK. The Fund invests in an ETF that invests in high yield securities, which are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high-yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high-yield securities is smaller and less liquid than that for investment grade securities. High-yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for the Fund because it may invest in exchange-traded funds that invest in high yield or "junk" debt; such securities, while generally offering higher yields than investment-grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

INDEX CORRELATION RISK. You should anticipate that the value of Fund Shares will decline more or less in correlation with any decline in the value of the Fund's Index.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

SMALLER COMPANY RISK. The Fund invests in small and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2013
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VI
Central Index Key	dei_EntityCentralIndexKey	0001552740
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ETFVI
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2013
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
First Trust NASDAQ Technology Dividend Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust NASDAQ Technology Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ Technology Dividend Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period August 13, 2012 (inception) through September 30, 2012, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until January 31, 2014. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following January 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks and/or depositary receipts included in the Index.

The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust Advisors L.P. ("First Trust" or the "Advisor"), the Fund's investment advisor, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is owned and was developed by NASDAQ(R) (the "Index Provider"). The Index is calculated and maintained by the Index Provider. The Index includes up to 100 Technology and Telecommunications companies that pay a regular or common dividend. To be selected for the Index, a company must be classified as a Technology or Telecommunications company under the Industry Classification Benchmark ("ICB") and have a minimum market capitalization of $500 million. International securities in the Index are U.S.-listed securities of non-U.S. companies, some of which may be located in emerging markets. At each quarter, the Index is rebalanced such that the Technology securities are given a collective weight of 80% and the Telecommunications securities are given a collective weight of 20%.

The Index employs a modified market cap weighting methodology in which larger companies receive a larger index weighting. The index weighting methodology includes caps to prevent high concentrations among larger stocks. This methodology is applied to the dividend value of each Index security. The dividend value is calculated by multiplying dividends paid per share within the past 12 months by the current shares outstanding. At each quarter, the Index is rebalanced such that the Technology securities are given a collective weight of 80% and the Telecommunications securities are given a collective weight of 20%.

The Index Provider evaluates the Index components semi-annually in March and September for eligibility, based on January and July month-end data. Eligible components for the Index are identified as such using the eligibility criteria set forth in this Prospectus under "Index Information." The Index is rebalanced quarterly in March, June, September and December. Rebalancing is effective as of the market close of the third Friday in March, June, September and December. As of December 31, 2012, the Index was comprised of 74 securities.

The Fund intends to invest entirely in securities included in the Index, however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invest in certain securities included in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in the Technology and/or Telecommunications sectors, if the Index is so concentrated. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

INDEX CORRELATION RISK. You should anticipate that the value of Fund Shares will decline more or less in correlation with any decline in the value of the Fund's Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

TECHNOLOGY SECTOR RISK. The Fund invests in the securities of companies in the technology sector. General risks of technology companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

TELECOMMUNICATIONS SECTOR RISK. The Fund invests in companies in the telecommunications sector. Telecommunications companies are subject to risks, such as: a market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

SMALLER COMPANY RISK. The Fund invests in small and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

First Trust NASDAQ Technology Dividend Index Fund | First Trust NASDAQ Technology Dividend Index Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	206
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	384
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	899
Multi-Asset Diversified Income Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Multi-Asset Diversified Income Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the NASDAQ Multi-Asset Diversified Income Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period August 13, 2012 (inception) through September 30, 2012, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until January 31, 2014. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following January 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks and/or depositary receipts (25%), real estate investment trusts ("REITs") (20%), preferred securities (20%), master limited partnerships ("MLPs") (20%) and an exchange-traded fund ("ETF") (15%) that comprise the Index (each an "Index Segment"). The percentages provided above reflect the approximate percentages of each of the Index Segments included in the Index as of each quarterly rebalance. The percentages will vary from these amounts between rebalances of the Index.

The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust Advisors L.P. ("First Trust" or the "Advisor"), the Fund's investment advisor, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is owned and was developed by NASDAQ(R) (the "Index Provider"). The Index Provider also calculates and maintains the Index. The Index is designed to provide access to a diversified portfolio of small, mid and large capitalization income producing securities, which are composed of domestic and international dividend-paying stocks, REITs, oil and gas or basic materials MLPs, U.S.-listed preferred securities and an index-based ETF that invests in high yield or "junk" bonds. International securities included in the index are U.S.-listed securities of non-U.S. companies, some of which may be located in emerging markets.

The Index employs a modified market cap weighting methodology which assigns a pre-set weight to the five Index Segments at each quarterly rebalance. Each Index Segment has a set of separate and distinct eligibility rules and weighting procedures as described in this prospectus under "Index Information."

The Index Provider evaluates the Index components quarterly in March, June, September and December of each year for eligibility, using market data through the end of January, April, July and October, respectively. Eligible components for the Index are identified as such using the eligibility criteria set forth in this Prospectus under "Index Information." The Index is rebalanced quarterly. Rebalancing is effective as of the market close of the third Friday in March, June, September and December. The reference dates for the data used in the rebalancing are at the close of trading on the last trading day in January, April, July and October, respectively. As of December 31, 2012, the Index was comprised of 124 securities.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invest in certain securities included in the Index, purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund, Shares of the Fund or securities in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall security values could decline generally or could underperform other investments.

MLP RISK. An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that a MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP

REIT INVESTMENT RISK. The Fund invests in REITs. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

INTEREST RATE RISK. The Fund is subject to interest rate risk. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

Rising interest rates could adversely impact the financial performance of MLPs. Rising interest rates may increase an MLP's cost of capital, which would increase operating costs and may reduce an MLP's ability to execute acquisitions or expansion projects in a cost-effective manner. Rising interest rates may also impact the price of MLP units as the yields on alternative investments increase.

ETF RISK. ETFs are often index funds and are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

HIGH YIELD SECURITIES RISK. The Fund invests in an ETF that invests in high yield securities, which are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high-yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high-yield securities is smaller and less liquid than that for investment grade securities. High-yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for the Fund because it may invest in exchange-traded funds that invest in high yield or "junk" debt; such securities, while generally offering higher yields than investment-grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

INDEX CORRELATION RISK. You should anticipate that the value of Fund Shares will decline more or less in correlation with any decline in the value of the Fund's Index.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

SMALLER COMPANY RISK. The Fund invests in small and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

Multi-Asset Diversified Income Index Fund | Multi-Asset Diversified Income Index Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%	[2]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	63
3 Years	rr_ExpenseExampleNoRedemptionYear03	244
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	449
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,041

[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before January 31, 2014.
[2]	The Advisor is paid an annual unitary management fee of 0.60% of the Fund's average daily net assets and is responsible for the Fund's expenses including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, acquired fund fees and extraordinary expenses.